UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2013

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.70%

Aerospace & Defense 3.26%

Boeing Co. (The)	379,800	$39,917
Honeywell International, Inc.	1,043,800	86,614
Lockheed Martin Corp.	335,600	40,312
Raytheon Co.	210,300	15,108
Rockwell Collins, Inc.	121,900	8,676
United Technologies Corp.	373,600	39,441
Total		230,068

Air Freight & Logistics 0.80%

United Parcel Service, Inc. Class B	646,100	56,082

Automobiles 1.07%

Ford Motor Co.	4,459,954	75,284

Beverages 1.04%

Coca-Cola Co. (The)	791,200	31,711
Dr. Pepper Snapple Group, Inc.	226,600	10,591
PepsiCo, Inc.	367,700	30,718
Total		73,020

Capital Markets 1.32%

Ares Capital Corp.	381,000	6,778
BlackRock, Inc.	13,750	3,877
Goldman Sachs Group, Inc. (The)	328,475	53,880
Invesco Ltd.	165,700	5,334
Lazard Ltd. Class A	28,800	1,047
Morgan Stanley	430,288	11,708
State Street Corp.	63,282	4,409
Waddell & Reed Financial, Inc. Class A	123,200	6,290
Total		93,323

Chemicals 2.48%

Airgas, Inc.	66,500	6,864
Dow Chemical Co. (The)	1,472,859	51,609
E.I. du Pont de Nemours & Co.	1,147,000	66,170
Eastman Chemical Co.	275,200	22,134
Huntsman Corp.	522,800	9,421
International Flavors & Fragrances, Inc.	56,900	4,591

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2013

Investments	Shares	Fair Value (000)
Chemicals (continued)

Monsanto Co.	63,200	$6,243
Mosaic Co. (The)	200,300	8,230
Total		175,262

Commercial Banks 6.36%

BB&T Corp.	1,079,549	38,529
Comerica, Inc.	543,155	23,106
Fifth Third Bancorp	4,293,670	82,567
PNC Financial Services Group, Inc. (The)	269,779	20,517
Regions Financial Corp.	1,489,600	14,911
SunTrust Banks, Inc.	1,272,304	44,263
U.S. Bancorp	1,810,100	67,553
Wells Fargo & Co.	3,611,453	157,098
Total		448,544

Commercial Services & Supplies 0.34%

Pitney Bowes, Inc.	1,454,400	24,012

Communications Equipment 2.94%

Cisco Systems, Inc.	3,607,100	92,162
QUALCOMM, Inc.	1,785,800	115,273
Total		207,435

Computers & Peripherals 4.57%

Apple, Inc.	503,500	227,834
Hewlett-Packard Co.	3,684,031	94,606
Total		322,440

Construction & Engineering 0.42%

Fluor Corp.	379,700	23,754
KBR, Inc.	195,400	6,112
Total		29,866

Consumer Finance 1.92%

Capital One Financial Corp.	1,963,400	135,514

Containers & Packaging 0.09%

Packaging Corp. of America	121,900	6,557

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2013

Investments	Shares	Fair Value (000)
Diversified Financial Services 5.87%

Bank of America Corp.	1,747,670	$25,516
Citigroup, Inc.	2,244,860	117,047
JPMorgan Chase & Co.	4,874,742	271,669
Total		414,232

Diversified Telecommunication Services 2.90%

AT&T, Inc.	1,826,549	64,422
CenturyLink, Inc.	132,600	4,754
Verizon Communications, Inc.	2,741,651	135,657
Total		204,833

Electric: Utilities 2.80%

American Electric Power Co., Inc.	517,200	23,972
Duke Energy Corp.	1,249,239	88,696
Entergy Corp.	252,700	17,057
Great Plains Energy, Inc.	188,100	4,550
NextEra Energy, Inc.	110,400	9,562
PPL Corp.	1,077,300	34,226
Southern Co. (The)	299,000	13,407
Westar Energy, Inc.	150,500	5,055
Xcel Energy, Inc.	33,500	1,004
Total		197,529

Electrical Equipment 0.78%

Eaton Corp. plc (Ireland)(a)	265,660	18,317
Emerson Electric Co.	519,700	31,894
Rockwell Automation, Inc.	52,900	5,124
Total		55,335

Electronic Equipment, Instruments & Components 0.39%

Arrow Electronics, Inc.*	250,936	11,455
Avnet, Inc.*	425,900	16,044
Total		27,499

Energy Equipment & Services 1.38%

Cameron International Corp.*	333,700	19,788
Halliburton Co.	278,971	12,607
Schlumberger Ltd.	647,198	52,637
Seadrill Ltd.	294,800	12,582
Total		97,614

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2013

Investments	Shares	Fair Value (000)
Food & Staples Retailing 2.77%

CVS Caremark Corp.	1,013,300	$62,308
Kroger Co. (The)	503,600	19,777
Wal-Mart Stores, Inc.	1,458,100	113,644
Total		195,729

Food Products 1.18%

General Mills, Inc.	1,500	78
Ingredion, Inc.	168,100	11,296
Kellogg Co.	323,100	21,402
Kraft Foods Group, Inc.	289,211	16,364
Mondelez International, Inc. Class A	1,087,134	33,995
Total		83,135

Health Care Equipment & Supplies 1.81%

Baxter International, Inc.	857,600	62,639
Covidien plc (Ireland)(a)	503,281	31,017
Medtronic, Inc.	618,500	34,166
Total		127,822

Health Care Providers & Services 1.85%

Cardinal Health, Inc.	490,300	24,559
CIGNA Corp.	155,600	12,110
HCA Holdings, Inc.	288,900	11,267
McKesson Corp.	292,000	35,817
UnitedHealth Group, Inc.	638,596	46,522
Total		130,275

Hotels, Restaurants & Leisure 1.63%

Brinker International, Inc.	205,200	8,239
Marriott International, Inc. Class A	331,972	13,800
McDonald’s Corp.	861,800	84,525
Starwood Hotels & Resorts Worldwide, Inc.	123,700	8,183
Total		114,747

Household Durables 0.12%

Tupperware Brands Corp.	97,200	8,192

Household Products 1.69%

Colgate-Palmolive Co.	386,500	23,140
Kimberly-Clark Corp.	421,800	41,674
Procter & Gamble Co. (The)	678,300	54,467
Total		119,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2013

Investments	Shares	Fair Value (000)
Industrial Conglomerates 1.58%

3M Co.	242,000	$28,418
General Electric Co.	3,419,500	83,333
Total		111,751

Information Technology Services 1.52%

International Business Machines Corp.	551,400	107,545

Insurance 6.30%

ACE Ltd. (Switzerland)(a)	627,900	57,377
Aflac, Inc.	427,700	26,381
Allstate Corp. (The)	1,634,200	83,312
AXIS Capital Holdings Ltd.	60,800	2,648
Berkshire Hathaway, Inc. Class B*	299,700	34,726
Chubb Corp. (The)	52,100	4,507
Endurance Specialty Holdings Ltd.	53,000	2,789
Hartford Financial Services Group, Inc.	1,336,400	41,241
Lincoln National Corp.	558,700	23,281
Marsh & McLennan Cos., Inc.	401,600	16,815
MetLife, Inc.	749,857	36,308
Protective Life Corp.	73,500	3,185
Prudential Financial, Inc.	858,500	67,796
Travelers Cos., Inc. (The)	322,300	26,928
Validus Holdings Ltd.	205,700	7,288
XL Group plc (Ireland)(a)	321,600	10,082
Total		444,664

Leisure Equipment & Products 0.09%

Mattel, Inc.	142,400	5,985

Machinery 1.94%

Caterpillar, Inc.	1,137,607	94,319
Cummins, Inc.	328,000	39,750
Joy Global, Inc.	60,545	2,997
Total		137,066

Media 1.66%

Cinemark Holdings, Inc.	36,900	1,074
Comcast Corp. Class A	191,900	8,651
Time Warner, Inc.	436,016	27,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2013

Investments	Shares	Fair Value (000)
Media (continued)

Viacom, Inc. Class B	491,600	$35,774
Walt Disney Co. (The)	692,400	44,764
Total		117,409

Metals & Mining 0.82%

Freeport-McMoRan Copper & Gold, Inc.	2,014,700	56,976
United States Steel Corp.	41,200	715
Total		57,691

Multi-Line Retail 1.61%

Kohl’s Corp.	906,486	48,026
Macy’s, Inc.	1,047,400	50,631
Target Corp.	208,986	14,890
Total		113,547

Multi-Utilities 0.85%

CMS Energy Corp.	173,700	4,862
PG&E Corp.	1,005,300	46,133
SCANA Corp.	122,700	6,370
TECO Energy, Inc.	132,100	2,334
Total		59,699

Oil, Gas & Consumable Fuels 11.12%

Anadarko Petroleum Corp.	545,100	48,252
Cenovus Energy, Inc. (Canada)(a)	25,100	743
Chevron Corp.	1,398,532	176,061
ConocoPhillips	814,600	52,835
EOG Resources, Inc.	119,302	17,357
Exxon Mobil Corp.	1,281,792	120,168
Hess Corp.	263,629	19,630
HollyFrontier Corp.	176,200	8,026
Kinder Morgan, Inc.	543,003	20,504
Marathon Oil Corp.	930,100	33,818
Marathon Petroleum Corp.	212,500	15,583
Occidental Petroleum Corp.	1,697,684	151,179
Range Resources Corp.	68,939	5,453
Suncor Energy, Inc. (Canada)(a)	745,700	23,587
Valero Energy Corp.	2,544,650	91,022
Total		784,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2013

Investments	Shares	Fair Value (000)
Paper & Forest Products 0.94%

International Paper Co.	1,366,200	$66,001

Personal Products 0.29%

Herbalife Ltd.	306,600	20,082

Pharmaceuticals 7.44%

Bristol-Myers Squibb Co.	1,690,800	73,110
Eli Lilly & Co.	1,760,400	93,495
GlaxoSmithKline plc ADR	212,500	10,829
Johnson & Johnson	664,300	62,112
Merck & Co., Inc.	1,079,600	52,004
Pfizer, Inc.	7,985,800	233,425
Total		524,975

Professional Services 0.01%

Robert Half International, Inc.	19,600	730

Real Estate Investment Trusts 2.50%

Alexandria Real Estate Equities, Inc.	85,100	5,829
American Capital Agency Corp.	307,200	6,921
Annaly Capital Management, Inc.	679,300	8,097
BioMed Realty Trust, Inc.	290,300	5,998
Brandywine Realty Trust	249,700	3,481
BRE Properties, Inc.	38,600	2,048
Camden Property Trust	118,000	8,324
CBL & Associates Properties, Inc.	298,400	6,795
DDR Corp.	753,900	12,877
Duke Realty Corp.	445,300	7,334
General Growth Properties, Inc.	509,900	10,575
Health Care REIT, Inc.	419,500	27,053
Home Properties, Inc.	89,400	5,705
Host Hotels & Resorts, Inc.	1,967,175	35,134
Liberty Property Trust	151,700	5,796
Mack-Cali Realty Corp.	141,600	3,407
Piedmont Office Realty Trust, Inc. Class A	184,400	3,336
Post Properties, Inc.	61,200	2,847
Retail Properties of America, Inc. Class A	183,400	2,584
Vornado Realty Trust	77,200	6,547
Weingarten Realty Investors	175,900	5,509
Total		176,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2013

Investments	Shares	Fair Value (000)
Road & Rail 1.75%

CSX Corp.	1,803,100	$44,735
Hertz Global Holdings, Inc.*	2,006,092	51,376
Union Pacific Corp.	173,500	27,515
Total		123,626

Semiconductors & Semiconductor Equipment 1.93%

Broadcom Corp. Class A	1,700	47
Intel Corp.	3,632,000	84,626
Maxim Integrated Products, Inc.	587,000	16,788
Microchip Technology, Inc.	365,400	14,521
Texas Instruments, Inc.	511,500	20,051
Total		136,033

Software 2.52%

Microsoft Corp.	5,589,100	177,901

Specialty Retail 0.63%

Home Depot, Inc. (The)	294,700	23,290
L Brands, Inc.	364,200	20,312
Lowe’s Cos., Inc.	18,800	838
Total		44,440

Textiles, Apparel & Luxury Goods 0.18%

Coach, Inc.	238,500	12,672

Tobacco 2.22%

Altria Group, Inc.	581,649	20,392
Philip Morris International, Inc.	1,524,600	135,964
Total		156,356

Wireless Telecommunication Services 0.02%

Telephone & Data Systems, Inc.	41,400	1,098

Total Common Stocks (cost $5,726,376,601)		7,033,316

Total Long-Term Investments (cost $5,726,376,601)		7,033,316

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2013

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.23%

Repurchase Agreement

Repurchase Agreement dated 7/31/2013, 0.01% due 8/1/2013 with Fixed Income Clearing Corp. collateralized by $14,020,000 of U.S. Treasury Note at 3.75% due 11/15/2018 and $1,020,000 of U.S. Treasury Note at 1.75% due 10/31/2018; value: $16,755,225; proceeds: $16,423,186 (cost $16,423,182)	$16,423	$16,423

Total Investments in Securities 99.93% (cost $5,742,799,783)		7,049,739

Cash and Other Assets in Excess of Liabilities(b) 0.07%		5,070

Net Assets 100.00%		$7,054,809

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2013	200	Long	$16,805,000	$376,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

July 31, 2013

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$7,033,316	$—	$—	$7,033,316
Repurchase Agreement	—	16,423	—	16,423
Total	$7,033,316	$16,423	$—	$7,049,739
Other Financial Instruments
Futures Contracts
Assets	$377	$—	$—	$377
Liabilities	—	—	—	—
Total	$377	$—	$—	$377

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended July 31, 2013.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Futures Contracts-The Fund entered into index futures contracts to manage cash, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of

Notes to Schedule of Investments (unaudited)(continued)

the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of July 31, 2013, and if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the nine months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(g)	Disclosures about Derivative Instruments and Hedging Activities-The Fund entered into E-Mini S&P 500 Index futures contracts during the period ended July 31, 2013 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of July 31, 2013, the Fund had an index futures contract with a cumulated unrealized appreciation of $376,703, which is included on the Schedule of Investments.

3. FEDERAL TAX INFORMATION

As of July 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$5,771,533,423
Gross unrealized gain	1,315,682,916
Gross unrealized loss	(37,477,422)
Net unrealized security gain	$1,278,205,494

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Notes to Schedule of Investments (unaudited)(concluded)

4. RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011-11 and ASU 2013-01 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the adoption of ASU 2011-11 and ASU 2013-01 will have on the Fund’s financial statement disclosures.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 30, 2013

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 30, 2013

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 30, 2013